Provision for Doubtful Debts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Opening provision	$ 5,458	$ 3,148
Amounts used during the year	(161)	(502)
Amounts provided during the year	7,572	2,874
Amounts released during the year	(2,244)	(62)
Translation	(242)
Closing provision	$ 10,383	$ 5,458